Annual Total Returns - SelectPortfoliosGroup10-UtilitiesSector-PRO - SelectPortfoliosGroup10-UtilitiesSector-PRO - Select Utilities Portfolio - Select Utilities Portfolio	Apr. 29, 2025
Bar Chart Table:
Annual Return 2015	(10.89%)
Annual Return 2016	14.00%
Annual Return 2017	17.96%
Annual Return 2018	8.58%
Annual Return 2019	22.66%
Annual Return 2020	0.57%
Annual Return 2021	17.68%
Annual Return 2022	5.22%
Annual Return 2023	(1.17%)
Annual Return 2024	28.73%